AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2000

                                                  REGISTRATION NO. 33-89848
                                                                   811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                    [ ]

                              POST-EFFECTIVE AMENDMENT NO.  8           [x]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                                Amendment No. 20


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                  MUTUAL OF OMAHA PLAZA, OMAHA, NEBRASKA, 68175
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (402) 351-5225

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

        It is proposed that this filing will become effective (check appropriate box):

        [ ]      immediately upon filing pursuant to paragraph (b) of Rule 485.
        [ ]      on (date) pursuant to paragraph (b) of Rule 485.
        [ ]      60 days after filing pursuant to paragraph (a)(i) of Rule 485.
        [x]      on May 1,  2000 pursuant to paragraph (a)(i) of Rule 485.

        If appropriate, check the following box:
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (a)


                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          OF REGISTRATION STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF FORM N-4                                  PROSPECTUS CAPTION

1.   Cover Page................................    Cover Page

2.   Definitions...............................    Definitions

3.   Synopsis..................................    Introduction and Summary

4.   Condensed Financial Information...........    Financial Statements

5.   General
 (a) Depositor.................................    About Us
 (b) Registrant................................    Variable Investment Options
 (c) Portfolio Company.........................    Variable Investment Options
 (d) Fund Prospectus...........................    Variable Investment Options
 (e) Voting Rights.............................    Voting Rights

6.   Deductions and Expenses
 (a) General...................................    Expenses
 (b) Sales Load %..............................    Expenses; Withdrawal Charge
 (c) Special Purchase Plan.....................    N/A
 (d) Commissions...............................    Distributor of the Policies
 (e) Expenses - Registrant.....................    N/A
 (f) Fund Expenses.............................    Other Expenses
 (g) Organizational Expenses...................    N/A

7.   General Description of Variable Annuity Contracts
 (a) Persons with Rights.......................    Important  Policy Provisions;
                                                   Policy  Distributions; Voting
                                                   Rights
 (b) (i)   Allocation of Premium
           Payments............................    Introduction and Summary: How
                                                   the Policy Operates;  Dollar
                                                   Cost Averaging; STEP Program;
                                                   Asset Allocation Program
     (ii)  Transfers...........................    Transfers
     (iii) Exchanges...........................    N/A
 (c) Changes...................................    Variable Investment Options;
                                                   Policy Distributions
 (d) Inquiries.................................    Miscellaneous: Do You Have
                                                   Questions?

8.   Annuity Period............................    Policy Distributions

9.   Death Benefit.............................    Death Benefits

10.  Purchases and Contract Value

 (a) Purchases.................................    Policy Application and
                                                   Issuance
 (b) Valuation.................................    Accumulation Value
 (c) Daily Calculation.........................    Accumulation Value
 (d) Underwriter...............................    Distributor of the Policies

11.  Redemptions
 (a) By Owners.................................    Withdrawals
     By Annuitant..............................    N/A
 (b) Check Delay...............................    Policy Application and
                                                   Issuance
 (c) Lapse.....................................    N/A
 (d) Free Look.................................    Introduction and Summary

12.  Taxes.....................................    Federal Tax Matters

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the
 Statement of                                      Statement of Additional
 Additional Information........................    Information


                                     PART B
ITEM OF FORM N-4                                  STATEMENT OF ADDITIONAL
                                                  INFORMATION CAPTION

15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information
     and History...............................    (Prospectus) About Us

18.  Services
 (a) Fees and Expenses
     of Registrant.............................    N/A
 (b) Management Policies.......................    N/A
 (c) Custodian.................................    Custody of Assets
     Independent
     Auditors  ................................    Financial Statements
 (d) Assets of Registrant......................    Custody of Assets
 (e) Affiliated Person.........................    N/A
 (f) Principal Underwriter.....................    Distribution of the Policies

19.  Purchase of Securities
     Being Offered.............................    Distribution of the Policies
     Offering Sales Load.......................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                  (Prospectus)  Distributor of
                                                   the Policies
21.  Calculation of Performance................    Historical Performance Data
22.  Annuity Payments..........................    (Prospectus) Annuity Payments
23.  Financial Statements......................    Financial Statements


                           PART C -- OTHER INFORMATION

ITEM OF FORM N-4                                  PART C CAPTION

24.  Financial Statements
 and Exhibits..................................    Financial Statements and
                                                   Exhibits
 (a) Financial Statements......................    Financial Statements
 (b) Exhibits..................................    Exhibits

25.  Directors and Officers of the Depositor...    Directors and Officers of the
                                                   Depositor

26.  Persons Controlled By or Under Common Control Persons Controlled By or
     with the Depositor or Registrant ..........   Under Common
                                                   Control with the Depositor or
                                                   Registrant

27.  Number of Contractowners..................    Number of Policy Owners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts and Records..........    Location of Accounts and
                                                   Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

UNITED OF OMAHA
A MUTUAL OF OMAHA COMPANY LOGO

                                                        PROSPECTUS:  May 1, 2000


                                                           ULTRANNUITY SERIES V
                                                               Flexible Payment
                                               Variable Deferred Annuity Policy


    This prospectus describes ULTRANNUITY SERIES V, which is a variable annuity policy offered by UNITED OF OMAHA LIFE INSURANCE COMPANY. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.



                                                The Policy includes 30 variable
                                                options (where you  have the
                                                investment risk) with investment
    The investment  portfolios offered          portfolios  from:
    through the Policy may have names that
    are  nearly  the same or  similar  to the
    names of retail  mutual  funds.  However,     ALGER AMERICAN FUND
    these  investment  portfolios are not the     DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    same as those retail mutual  funds,  even     FEDERATED'S INSURANCE SERIES
    though  they have  similar  names and may     FIDELITY'S  VARIABLE  INSURANCE PRODUCTS FUND AND
    have  similar   characteristics  and  the     VARIABLE INSURANCE PRODUCTS FUND II
    same     managers.     The     investment     MFS VARIABLE INSURANCE TRUST
    performance    of    these     investment     MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS
    portfolios is not necessarily  related to     PIONEER VARIABLE CONTRACTS TRUST
    the  performance  of  the  retail  mutual     SCUDDER VARIABLE LIFE INVESTMENT FUND
    funds.  The  investment   portfolios  are     T.ROWE PRICE EQUITY  SERIES,  FIXED INCOME SERIES
    described in separate  prospectuses  that     AND INTERNATIONAL SERIES
    accompany this Prospectus.

                                                   and three fixed rate options (where we have the
                                                   investment risk).

    The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account C. THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED ON THE INVESTMENT PERFORMANCE OF THE VARIABLE OPTIONS THAT YOU CHOOSE.

               Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the other prospectuses for the investment portfolios for future reference.

A Statement of Additional Information (the "SAI") about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the SAI by writing or calling us, or you may access it in our registration on the SEC's web site (HTTP://WWW.SEC.GOV), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The Table of Contents for the SAI is at the end of this Prospectus.

     THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND HAS NOT APPROVED OR DISAPPROVED THE POLICY. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


             REMEMBER THAT THE POLICY AND THE INVESTMENT PORTFOLIOS:

o ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL o ARE NOT BANK DEPOSITS o ARE NOT GOVERNMENT INSURED o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY o MAY NOT ACHIEVE THEIR GOALS

UNITED OF OMAHA, Variable Product Services, P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354

CONTENTS

                                                                    PAGE(S)
                                                                    --------
                   DEFINITIONS
                    ------------------------------------------------ --------
                   INTRODUCTION AND SUMMARY
                       Comparison to Other Policies and
                   Investments
                       How the Policy Operates
                       Summary of Expense Charges
                       Examples of Expenses
                   ------------------------------------------------ --------
                   FINANCIAL STATEMENTS
                   ------------------------------------------------ --------
                   ABOUT US
                   ------------------------------------------------ --------
                   INVESTMENT OPTIONS
                       Variable Investment Options
                       Fixed Rate Options
                       Transfers
                       Dollar Cost Averaging
                       STEP Program
                       Asset Allocation Program
                       Rebalancing Program
                   ------------------------------------------------ --------

                   IMPORTANT POLICY PROVISIONS
                       Policy Application and Issuance
                       Accumulation Value
                       Telephone Transactions
                       Death of Annuitant
                       Minor Owner or Beneficiary
                       Policy Termination

                   ------------------------------------------------ --------
                   EXPENSES
                       Withdrawal Charge
                       Mortality and Expense Risk Charge
                       Administrative Charges
                       Enhanced Death Benefit Charge
                       Transfer Fee
                       Premium Tax Charge
                       Other Taxes
                       Other Expenses
                   ------------------------------------------------ --------
                   POLICY DISTRIBUTIONS
                       Withdrawals
                       Annuity Payments
                       Death Benefits
                   ------------------------------------------------ --------

                   FEDERAL TAX MATTERS

                   ------------------------------------------------ --------
                   MISCELLANEOUS
                       Distributor of the Policies
                       Voting Rights

                       Legal Proceedings
                       Do You Have Questions?
                   ------------------------------------------------ --------
                    Statement of Additional Information Table of
                    Contents

-----------------------------------------------------------
DEFINITIONS


ACCUMULATION UNIT is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.


ACCUMULATION VALUE is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate options).

ANNUITANT  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based.

ANNUITY STARTING DATE is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday in Pennsylvania).


AVERAGE DEATH BENEFIT AMOUNT is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit harge for Policies issued prior to May 1, 1998.


BENEFICIARY is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

BUSINESS DAY is each day that the New York Stock Exchange is open for trading.


CASH SURRENDER VALUE is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

OWNER is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

POLICY is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

POLICY YEAR a Policy Year begins on the date of issue and each succeeding Policy anniversary of the date of issue.


SERIES FUNDS are diversified, open-end investment management companies in which the Variable Account invests.

SUBACCOUNT is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.


US, WE, OUR, UNITED OF OMAHA is United of Omaha Life Insurance Company.

VALUATION PERIOD is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

VARIABLE ACCOUNT is United of Omaha Separate Account C, a separate account maintained by us.

VARIABLE ANNUITY UNIT is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

WRITTEN NOTICE OR REQUEST is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

-----------------------------------------------------------


    THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE POLICY WHERE THE POLICY MAY LAWFULLY BE SOLD. NO ONE IS AUTHORIZED TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE POLICY THAT ISN'T IN THE PROSPECTUS; IF ANYONE DOES SO, YOU SHOULD NOT RELY UPON IT AS BEING ACCURATE OR ADEQUATE.


    THIS PROSPECTUS GENERALLY DESCRIBES ONLY THE VARIABLE INVESTMENT OPTIONS, EXCEPT WHEN THE FIXED RATE OPTIONS ARE SPECIFICALLY MENTIONED.

-------------------------------------------------------------------
INTRODUCTION AND SUMMARY

    THIS INTRODUCTION AND SUMMARY BRIEFLY NOTES SOME OF THE IMPORTANT THINGS ABOUT THE POLICY BUT IT IS NOT A COMPLETE DESCRIPTION OF THE POLICY. THE REST OF THIS PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, AND YOU SHOULD READ THE ENTIRE PROSPECTUS CAREFULLY.

    The Ultrannuity Series V Policy is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to up to 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. It is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.
    During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

    The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.


o   COMPARISON TO OTHER POLICIES AND INVESTMENTS

       COMPARED TO FIXED ANNUITIES.  Like fixed-interest annuities, the Policy:

o   offers the ability to accumulate capital on a tax-deferred basis;
o offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);

o allows you to make partial or full withdrawals from your Policy; and can provide annuity payments for the rest of your life or for some other period.


    The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

    COMPARED TO MUTUAL FUNDS. Although the underlying investment portfolios operate like mutual funds and have the same investment risk, in many ways the Policy differs from mutual fund investments. The main differences are:

               A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

o The Policy provides a death benefit that could be higher than the value of the Policy.

o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
o You can make transfers from one underlying investment portfolio to another without tax liability .
o Dividends and capital gains distributed by the investment portfolios are automatically reinvested. Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
o Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.

o Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the underlying investment portfolios. You have interests in our Subaccounts that invest in the investment portfolios that you select.

o   HOW THE POLICY OPERATES

    The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

               --------------------------------------------------
                           PURCHASE PAYMENT FLOW CHART
               --------------------------------------------------
                             PURCHASE PAYMENTS
                o Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
                o   Minimum additional purchase payment is $500.
                o   No  additional   Purchase  Payments  will  be
                    accepted   after   earlier  of  the   Annuity
                    Starting Date or your 88th birthday.
                --------------------------------------------------

       ------------------------------------------------------------------
                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS
           In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may be deducted from your purchase payment or may be deducted upon surrender, upon the death of an Owner, or at the Annuity Starting
           Date, in accordance with state law.
        ------------------------------------------------------------------


 -------------------------------------------------------------------------------
                         INVESTMENT OF PURCHASE PAYMENTS
     You direct the allocation of all purchase payments among 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
 -------------------------------------------------------------------------------


-----------------------------------------------------------------------------
     DEDUCTIONS FROM ASSETS

o Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     -    1.00% for our mortality and expense risk;
     -    0.20% for our administrative expenses;
     -    0.35% if you elect the optional Enhanced Death Benefit*

o Annual Policy Fee of $30 per year assessed on each Policy anniversary (waived if Accumulation Value is more than $50,000).
o $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per year are free).
o Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.

     *This charge is deducted annually (and on surrender) on Policies issued before 5/01/98.
     ---------------------------------------------------------------------------

     -------------------------------------------------------------------------
                               ACCUMULATION VALUE

       o Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
       o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
       o Accumulation Value can be transferred among the Subaccounts and the fixed account.
       o Dollar cost averaging, asset allocation and rebalancing programs are available.
       o Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit amount.

       -------------------------------------------------------------------------


------------------------------------------------------------------- --------------------------------------
                ACCUMULATION  VALUE  BENEFITS  DEATH BENEFITS
o   You can withdraw all or part of the Cash Surrender Value.
    Each Policy year, up to 15% of the  Accumulation  Value as of   o   Available  as a lump-sum or under
    the date of the first  withdrawal  that year may be withdrawn       a variety of payment options.
    without  a  withdrawal  charge.  Thereafter,  the  withdrawal   o   If you die by  accident,  you may
    charge is calculated  separately  for each  purchase  payment       receive  double the death benefit
    withdrawn  based on the  number  of years  elapsed  since the       that  would be paid if death  was
    purchase   payment  was  made;   the  charge  is  7%  if  the       not by  accident  as a result  of
    withdrawal  is  made  in the  first  year  after  a  purchase       the accidental death benefit.*
    payment is made and then the withdrawal  charge  decreases by   o   An enhanced  death  benefit  also
    1% in each  successive  year to 0% after  the  seventh  year.       may be  available  (for an  extra
    (Income taxes and penalties may also apply to withdrawals.)         charge).*
o   Fixed and variable annuity payout options are also available.

 __________

     1 Accidental and enhanced death benefit may not be available in all states.


----------------------------------------- --------------------------------------

o   SUMMARY OF CHARGES AND EXPENSES

The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy. In addition to these expenses, in some states you will pay a premium tax charge.

          POLICY OWNER TRANSACTION EXPENSES
          o   Maximum Withdrawal Charge1                                   7%
              (as a % of each purchase payment withdrawn)
          o   Transfer Fee           -  First 12 Transfers Per Year:     NO FEE
                                     -  Over 12 Transfers in One Year:  $10 each
          VARIABLE ACCOUNT ANNUAL EXPENSES
              (deducted daily to equal this annual % of Accumulation Value)
          o   Mortality and Expense Risk Fees                              1.00%
          o   Administrative Expense Charge                                0.20%
                              TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES       1.20%
          OTHER ANNUAL EXPENSES

          o   Annual Policy Fee                                     $30 Per Year
                 (waived if Accumulation Value is greater than
                 $50,000 on the Policy anniversary)
          o   Current Annual Enhanced Death Benefit Charge (Optional)
                                        Prior to May 1, 1998, deducted     0.35%
                    annually as a % of the Average Death Benefit Amount.
                     After May, 1, 1998, deducted daily as a          0.0009606%
                    percentage of accumulation Value of the Subaccounts.
          SERIES FUND ANNUAL EXPENSES
          o The following table shows the management fees and other expenses for each investment portfolio for 1999. Expenses could be higher (or lower) in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.


1 Each Policy year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.


Series Fund Annual Expenses1                        Management     Other Expenses    Total Portfolio
(as a percentage of average net assets)                Fees            ( after       Annual Expenses
                                                    (after fee         expense      (after fee waiver
Portfolio:                                          waiver)(a)     reimbursement)(a)   and expense
                                                                                    reimbursement)(a)
------------------------------------------------- ---------------- ---------------- ===================
Alger American Growth
Alger American Small Capitalization
Deutsche VIT EAFE Equity Index Fund
Deutsche VIT Small Cap Equity Index Fund
Federated Prime Money Fund II             (a)
Federated Fund for U.S. Government Securities
II                                        (a)
Fidelity VIP II Asset Manager             (a)
Fidelity VIP II Contrafund                (a)
Fidelity VIP Equity Income                (a)
Fidelity VIP II Index 500                 (a)
MFS Capital Opportunities Series          (a)
MFS Emerging Growth Series
MFS Global Governments Series             (a)
MFS High Income Series                    (a)
MFS Research Series
MSDW Emerging Markets Equity              (a)
MSDW Fixed Income                         (a)
Pioneer Equity-Income
Pioneer Growth Shares
Pioneer Fund
Pioneer Midcap Value Fund
Pioneer Real Estate Growth                (a)
Scudder VLIF Global Discovery        (a), (b)
Scudder VLIF Growth and Income            (c)
Scudder VLIF International
T. Rowe Price Equity Income               (d)
T. Rowe Price International  Stock        (d)
T. Rowe Price Limited-Term Bond           (d)
T. Rowe Price New America Growth          (d)
T. Rowe Price Personal Strategy Balanced  (d)

=======================================================================================================

(a) Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:
                                                                                     TOTAL PORTFOLIO
          PORTFOLIO                               MANAGEMENT FEES   OTHER EXPENSES   ANNUAL EXPENSES
          --------------------------------------
                                                 ------------------ --------------- ===================
          Federated Prime Money Fund II
          Federated Fund for U.S. Government Securities  II
          Fidelity  VIP II  Asset  Manager
          Fidelity  VIP II Contrafund
          Fidelity VIP Equity  Income
          Fidelity VIP II Index 500
          MFS Capital  Opportunities  Series
          MFS Global  Governments Series
          MFS High Income Series
          MSDW Emerging  Markets  Equity
          MSDW Fixed Income Pioneer
          Real Estate Growth
          Scudder VLIF Global Discovery
          -------------------------------------- ------------------ --------------- ===================

3 The fee and expense data regarding each Series Fund, which are fees and expenses for 1999, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

(b) Other Expenses include a 0.25% 12b-1 fee assessed for payment of distribution administration expenses.
(c) Other Expenses include a 0.23% 12b-1 fee assessed for payment of distribution administration expenses.
(d)  T. Rowe Price  Funds do not  itemize  management  fees and other  expenses.
     ===========================================================================

o   EXAMPLES OF EXPENSES


   The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. There are two sets of examples - one shows expenses without the optional Enhanced Death Benefit and the other shows expenses with the Enhanced Death Benefit.



                                     ======================== ====================== =======================

Examples1                            1.  Surrender Policy     2.  Annuitize Policy   3.  Policy is not
An Owner would pay the following     at end of the time       at the end of the      surrendered and is
expenses on a $1,000 investment,     period or annuitize      time period and        not annuitized
assuming a 5% annual return on       and annuity option 4     annuity option 4
assets (excluding the enhanced       (lifetime income) is     (lifetime income) IS
death benefit) if:                   NOT chosen               chosen
----------------------------------- ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Portfolio                            1Yr   3Yr   5Yr   10Yr   1Yr  3Yr   5Yr   10Yr  1Yr   3Yr  5Yr   10Yr
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Alger American Growth
Alger American Small Capitalization
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Deutsche VIT EAFE Equity Index Fund
Deutsche VIT Small Cap Equity Index Fund
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Federated Prime Money Fund II
Federated Fund for U.S. Government
     Securities II
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Fidelity VIP II Asset Manager
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
MFS Emerging Growth Series
MFS High Income Series
MFS Research Series
MFS Capital Opportunities Series
MFS Global Governments Series
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
MSDW Emerging Markets Equity
MSDW Fixed Income
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======

Pioneer Midcap Value Fund
Pioneer Real Estate Growth
Pioneer Equity-Income
Pioneer Growth Shares
Pioneer Fund

------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Scudder  VLIF Global Discovery
Scudder  VLIF Growth & Income
Scudder VLIF International
==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======
T. Rowe Price Equity Income
T. Rowe Price International Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy
     Balanced
==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======

4 The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000

These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolios' expenses for 1999. Actual expenses paid may be greater than or less than those shown. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


                                     ======================== ====================== =======================
Examples1                            1.  Surrender Policy     2.  Annuitize Policy   3.  Policy is not
An Owner would pay the following     at end of the time       at the end of the      surrendered and is
expenses on a $1,000 investment,     period or annuitize      time period and        not annuitized
assuming a 5% annual return on       and annuity option 4     annuity option 4
assets (including the enhanced       (lifetime income) is     (lifetime income) IS
death benefit):                      NOT chosen               chosen
==================================== ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Portfolio                            1Yr   3Yr   5Yr   10Yr   1Yr  3Yr   5Yr   10Yr  1Yr   3Yr  5Yr   10Yr
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Alger American Growth
Alger American Small Capitalization
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Deutsche VIT EAFE Equity Index Fund
Deutsche VIT Small Cap Equity
Index Fund
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Federated Prime Money Fund II
Federated Fund for U.S. Government
     Securities II
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Fidelity VIP II Asset Manager
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
MFS Capital Opportunities
MFS Emerging Growth Series
MFS High Income Series
MFS Research Series
MFS Global Governments Series
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
MSDW Emerging Markets Equity
MSDW Fixed Income
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Pioneer Midcap Value Fund
Pioneer Real Estate Growth
Pioneer Equity-Income
Pioneer Growth Shares
Pioneer Fund
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ======
Scudder VLIF Global Discovery
Scudder  VLIF Growth & Income
Scudder VLIF International
 ==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======
T. Rowe Price Equity Income
T. Rowe Price International Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy
     Balanced
==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======

These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolios' expenses for 1999. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


5 The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.


For more detailed information about the Policy, please read the rest of this Prospectus and the Policy.

-----------------------------------------------------------
FINANCIAL STATEMENTS


   The Financial Statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information. (See the cover page on how to get a copy.) At December 31, 1999, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the SAI.


THIS TABLE DEMONSTRATES INFORMATION FOR POLICIES WITHOUT THE ENHANCED DEATH BENEFIT AND FOR POLICIES ISSUED BEFORE MAY 1, 1998 WITH THE ENHANCED DEATH BENEFIT.


                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------
ALGER AMERICAN GROWTH (6/5/95)               10.
        1995.....................................            11.673              140,897
        1996.....................................            13.071            1,358,882
        1997.....................................            16.240            1,918,481
        1998.....................................            23.759            2,064,701
        1999.........................................
ALGER AMERICAN SMALL CAPITALIZATION          10.
(6/5/95)
        1995.....................................            12.094              148,670
        1996.....................................            12.448            1,474,107
        1997.....................................            13.690            2,021,476
        1998.....................................            15.638            2,138,203
        1999.....................................
DEUTSCHE VIT EAFE EQUITY INDEX FUND
    1999.........................................
DEUTSCHE VIT SMALL CAP EQUITY INDEX FUND
        1999.....................................
FEDERATED PRIME MONEY FUND II  (6/5/95)       1.
        1995.....................................             1.023            3,065,603
        1996.....................................             1.059           21,525,823
        1997.....................................             1.098           19,485,025
        1998.....................................             1.138           34,414,986
        1999.....................................
FEDERATED FUND FOR U.S. GOVERNMENT           10.
SECURITIES II (6/5/95)
        1995.....................................            10.570              122,440
        1996.....................................            10.882            1,128,539
        1997.....................................            11.674            1,824,790
        1998.....................................            12.417            2,487,692
        1999.....................................
FIDELITY VIP II ASSET MANAGER: GROWTH        10.
(6/5/95)
        1995.....................................            11.269              199,570
        1996.....................................            13.353            1,655,034
        1997.....................................            16.500            2,748,520
        1998.....................................            19.167            2,875,591
        1999.....................................
FIDELITY VIP II CONTRAFUND (6/5/95)          10.
        1995.....................................            11.740              150,364
        1996.....................................            14.070            1,785,274
        1997.....................................            17.257            2,992,115
        1998.....................................            22.162            3,173,298
        1999.....................................
FIDELITY VIP EQUITY INCOME (6/5/95)          10.
        1995.....................................            11.596              233,679
        1996.....................................            13.090            2,256,678
        1997.....................................            16.571            3,528,096
        1998.....................................            18.276            3,996,092
        1999.....................................


                                       13

FIDELITY VIP II INDEX 500 (5/1/97)           10.
        1997.....................................            12.166              829,118
        1998.....................................            15.425            2,150,193
        1999.....................................
MFS EMERGING GROWTH SERIES (6/5/95)          10.
        1995.....................................            11.659              123,460
        1996.....................................            13.480            1,854,145
        1997.....................................            16.230            2,890,806
        1998.....................................            21.521            3,084,172
        1999.....................................
MFS HIGH INCOME SERIES (6/5/95)             10.
        1995.....................................            10.452               87,378
        1996.....................................            11.548              859,361
        1997.....................................            12.960            1,729,635
        1998.....................................            12.782            2,002,534
        1999.....................................
MFS RESEARCH SERIES (6/5/95)                10.
        1995.....................................            10.986              117,165
        1996.....................................            13.277            1,381,316
        1997.....................................            15.775            2,608,735
        1998.....................................            19.231            2,811,129
        1999.....................................
MFS CAPITAL OPPORTUNITIES SERIES (5/1/97)   10.
        1997.....................................            12.394              292,197
        1998.....................................            15.528            1,117,680
        1999.....................................
MFS GLOBAL GOVERNMENTS SERIES (6/5/95)      10.
        1995.....................................            10.243               56,393
        1996.....................................            10.527              819,686
        1997.....................................            10.283            1,302,843
        1998.....................................            10.963            1,444,757
        1999.....................................
MSDW EMERGING MARKETS EQUITY                10.
(5/1/98)
        1998                                                  7.002               14,713
        1999.....................................
MSDW FIXED INCOME (5/1/98)                  10.
        1998                                                 10.462               80,837
        1999.....................................
PIONEER MIDCAP VALUE FUND (5/1/97)          10.
        1997.....................................            11.756              383,956
        1998.....................................            11.156              722,689
        1999.....................................
PIONEER REAL ESTATE GROWTH (5/1/97)         10.
        1997.....................................            12.229              428,572
        1998.....................................             9.818              650,669
        1999.....................................
PIONEER EQUITY-INCOME
        1999.....................................
PIONEER GROWTH SHARES
        1999.....................................
PIONEER FUND
        1999.....................................


                                       14

SCUDDER VLIF GLOBAL DISCOVERY (5/1/97)      10.
        1997.....................................            11.478              194,110
        1998.....................................            13.176              300,000
        1999.....................................
SCUDDER VLIF GROWTH AND INCOME (5/1/97)     10.
        1997.....................................            12.190              561,594
        1998.....................................            12.847            1,075,906
        1999.....................................
SCUDDER VLIF INTERNATIONAL (6/5/95)         10.
        1995.....................................            10.642               99,029
        1996.....................................            12.067            1,269,457
        1997.....................................            13.004            2,391,655
        1998.....................................            15.223            2,455,634
        1999.....................................
T.ROWE PRICE EQUITY INCOME (6/5/95)         10.
        1995.....................................            11.625              121,994
        1996.....................................            13.731            1,861,298
        1997.....................................            17.481            3,837,388
        1998.....................................            18.839            4,407,085
        1999.....................................
T.ROWE PRICE INTERNATIONAL (6/5/95)         10.
        1995.....................................            10.569              181,399
        1996.....................................            11.976            1,736,784
        1997.....................................            12.200            2,857,269
        1998.....................................            13.964            2,966,530
        1999.....................................
T.ROWE PRICE LIMITED-TERM BOND (6/5/95)     10.
       1995.....................................            10.373               56,018
        1996.....................................            10.582              631,437
        1997.....................................            11.160            1,302,580
        1998.....................................            11.828            2,346,553
        1999.....................................
T.ROWE PRICE NEW AMERICA GROWTH (6/5/95)    10.
        1995.....................................            13.061               58,555
        1996.....................................            15.496              917,255
        1997.....................................            18.543            1,599,824
        1998.....................................            21.712            1,914,746
        1999.....................................
T.ROWE PRICE PERSONAL STRATEGY BALANCED     10.
                          (6/5/95)
        1995.....................................            11.272              123,287
        1996.....................................            12.719            1,703,217
        1997.....................................            14.833            2,792,934
        1998.....................................            16.755            3,090,073
        1999.....................................

*    Accumulation Unit values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.

                     THIS TABLE DEMONSTRATES INFORMATION FOR
                     POLICIES ISSUED ON OR AFTER MAY 1, 1998
                        WITH THE ENHANCED DEATH BENEFIT.


                                Accumulation Unit     Accumulation Unit         Number of
Subaccount                           Value on          Value at End of      Accumulation Units
   (Date of Inception)          Commencement Date            Year            at End of Year**
                                            ($)*        (December 31)         (December 31)
                                                             ($)*
------------------------------------------- -------- --------------------- ---------------------


Alger American Growth (6/5/95)               10.
        1998.....................................
    1999.........................................
Alger American Small Capitalization          10.
(6/5/95)
        1998.....................................
        1999.....................................
Deutsche VIT EAFE Equity Index Fund
    1999.........................................
Deutsche VIT Small Cap Equity Index Fund
        1999.....................................
Federated Prime Money Fund II  (6/5/95)       1.
        1998.....................................
        1999.....................................
Federated Fund for U.S. Government           10.
Securities II (6/5/95)
        1998.....................................
        1999.....................................
Fidelity VIP II Asset Manager: Growth        10.
(6/5/95)
        1998.....................................
        1999.....................................
Fidelity VIP II Contrafund (6/5/95)          10.
        1998.....................................
        1999.....................................
Fidelity VIP Equity Income (6/5/95)          10.
        1998.....................................
        1999.....................................
Fidelity VIP II Index 500 (5/1/97)           10.
        1998.....................................
        1999.....................................
MFS Emerging Growth Series (6/5/95)          10.
        1998.....................................
        1999.....................................
MFS High Income Series (6/5/95)             10.
        1998.....................................
        1999.....................................
MFS Research Series (6/5/95)                10.
        1998.....................................
        1999.....................................
MFS Capital Opportunities Series (5/1/97)   10.
        1998.....................................
        1999.....................................
MFS Global Governments Series (6/5/95)      10.
        1998.....................................
        1999.....................................
MSDW Emerging Markets Equity                10.
(5/1/98)
        1998
        1999.....................................
MSDW Fixed Income (5/1/98)                  10.
        1998
        1999.....................................
Pioneer Midcap Value Fund (5/1/97)          10.
        1998.....................................
        1999.....................................
Pioneer Real Estate Growth (5/1/97)         10.
        1998.....................................
        1999.....................................
Pioneer Equity-Income
        1999.....................................
Pioneer Growth Shares
        1999.....................................
Pioneer Fund
        1999.....................................
Scudder VLIF Global Discovery (5/1/97)      10.
        1998.....................................
        1999.....................................
Scudder VLIF Growth and Income (5/1/97)     10.
        1998.....................................
        1999.....................................
Scudder VLIF International (6/5/95)         10.
        1998.....................................
        1999.....................................
T.Rowe Price Equity Income (6/5/95)         10.
        1998.....................................
        1999.....................................
T.Rowe Price International (6/5/95)         10.
        1998.....................................
        1999.....................................
T.Rowe Price Limited-Term Bond (6/5/95)     10.
        1998.....................................
        1999.....................................
T.Rowe Price New America Growth (6/5/95)    10.
        1998.....................................
        1999.....................................
T.Rowe Price Personal Strategy Balanced     10.
                          (6/5/95)
        1998.....................................
        1999.....................................

*    Accumulation Unit values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US


    We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running MUTUAL OF OMAHA'S WILD KINGDOM television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia. As of December 31, 1999, United of Omaha had assets of over $10 billion.
    We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS
                    The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.


     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts are limited to initial purchase payments and rollovers only). Allocations must be in whole percentages and total 100%.

     You can choose among 30 variable investment options and three fixed rate options.



o    VARIABLE INVESTMENT OPTIONS

                    The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name. For detailed information about any portfolio, including its performance history, refer to the prospectus for that portfolio.


        With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.


        The Variable Account, United of Omaha Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your policy depends directly on the investment performance of the portfolios that you select.

    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. THE PORTFOLIOS MAY FAIL TO MEET THEIR OBJECTIVES, AND THEY COULD GO DOWN IN VALUE. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.


---------------- ---------------------------------------------------- ------------------------------------
                             Variable Investment Options
     Asset            under United of Omaha Separate Account C                     Objective
  Category *                  (Series Fund - Portfolio)
---------------- -----------------------------------------------------------------------------------------
                                                       Investments
---------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
                    MFS EMERGING GROWTH SERIES PORTFOLIO (5)             Long-term capital appreciation.

AGGRESSIVE
GROWTH
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of emerging growth companies
------------------- ---------------------------------------------------- ------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (1)    Long-term capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small capitalization companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Deutsche Asset Management VIT Funds - DEUTSCHE VIT SMALL CAP
                    EQUITY INDEX VIT FUND Long-term capital appreciation.
                    PORTFOLIO (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small capitalization companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -                   Long-term capital appreciation
REAL ESTATE         PIONEER REAL ESTATE GROWTH PORTFOLIO (8)             with current income.
------------------- ---------------------------------------------------- ------------------------------------
                               Real estate  investment  trusts (REITs) and other
                               real estate industry companies.
------------------- -----------------------------------------------------------------------------------------
                    T. Rowe Price International Series, Inc. -
                    T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (10)     Long-term capital appreciation.



                                       18

INTERNATIONAL
------------------- -----------------------------------------------------------------------------------------
                               Common stock of non-U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Scudder Variable Life Investment Fund -
                    SCUDDER VLIF INTERNATIONAL PORTFOLIO (9)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of non-U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Scudder Variable Life Investment Fund -              Long-term capital appreciation.
                    SCUDDER VLIF GLOBAL DISCOVERY PORTFOLIO (9)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of small U.S. and non-U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW EMERGING MARKETS EQUITY PORTFOLIO (6)           Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities  of  growth  companies   located  in  "emerging"   foreign
                               countries  (countries  whose  economies  are less
                               economically   mature  than  those  of  developed
                               nations).
------------------- ---------------------------------------------------- ------------------------------------
                    Deutsche Asset Management VIT Funds -                Long-term capital appreciation
                    DEUTSCHE VIT EAFE EQUITY INDEX FUND PORTFOLIO (12)
------------------- -----------------------------------------------------------------------------------------
                               Common stock of non-U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -                       High current income.
BOND -              MFS HIGH INCOME SERIES PORTFOLIO (5)
HIGH YIELD
------------------- ---------------------------------------------------- ------------------------------------
                               High  yield,   lower-rated  bonds  or  comparable
unrated securities.
------------------- ---------------------------------------------------- ------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. ROWE PRICE NEW AMERICAN GROWTH PORTFOLIO (11)     Long-term capital appreciation.

      GROWTH
------------------- -----------------------------------------------------------------------------------------
                               Common stock of U.S. growth companies.
------------------- -----------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -
------------------- ---------------------------------------------------- ------------------------------------
                                                                         Long-term capital appreciation
                                                                         and future income.
------------------- -----------------------------------------------------------------------------------------
                               Common   stock  or   comparable   securities   of
                               companies expected to possess better-than-average
                               prospects for long-term growth.
------------------- ---------------------------------------------------- ------------------------------------
                    Fidelity Variable Insurance Products Fund II -
                    FIDELITY VIP II CONTRAFUND PORTFOLIO (3)             Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Common Stock of companies,  foreign and domestic,
                               which the fund  manager  believes  are  currently
                               undervalued.
------------------- ---------------------------------------------------- ------------------------------------
                    Alger American Fund -
                    ALGER AMERICAN GROWTH PORTFOLIO (1)                  Long-term capital appreciation.
------------------- ---------------------------------------------------- ------------------------------------
                               Equity  securities of companies with total market
                               capitalization of $1 billion or more.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER MIDCAP VALUE FUND PORTFOLIO (8)              Long-term capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Securities of mid-size companies,  which the fund
                               manager believes are currently undervalued.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -
                    MFS CAPITAL OPPORTUNITIES SERIES PORTFOLIO (5)       Capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Common  stock and related  securities  of foreign
                               and domestic companies.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -                   Capital appreciation.
                    PIONEER GROWTH SHARES PORTFOLIO(8)
------------------- -----------------------------------------------------------------------------------------
                    Common stock and equity securities of U.S. companies.
------------------ ---------------------------------------------------- ------------------------------------
                    Fidelity  Variable  Insurance  Products  Fund  II -  Capital
                    appreciation  FIDELITY VIP II INDEX 500  PORTFOLIO  (3) With current income.


                                       19

GROWTH &
INCOME
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of companies that comprise the S & P
                               500 index.
------------------- -----------------------------------------------------------------------------------------
                    Scudder  Variable Life Investment  Fund - Long-term  capital appreciation  SCUDDER VLIF GROWTH AND INCOME  PORTFOLIO  (9)
                    With current income.
------------------- -----------------------------------------------------------------------------------------
                               Common  and  preferred   stock,   and  securities
                               convertible  into common stock, of companies that
                               offer  the   prospect  for  growth  while  paying
                               current dividends.
------------------- ---------------------------------------------------- ------------------------------------
                    Pioneer Variable Contracts Trust -
                    PIONEER FUND PORTFOLIO (8)                           Current income and capital
                                                                         appreciation.
------------------- -----------------------------------------------------------------------------------------
                               Equity securities, primarily of U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    T. Rowe Price Equity Series, Inc. -                  Dividend income and long-term
                    T. ROWE PRICE EQUITY INCOME PORTFOLIO (11)           capital appreciation.
EQUITY
INCOME
------------------- ---------------------------------------------------- ------------------------------------
                               Common stock of  established  companies  that pay
                               dividends.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity Variable  Insurance Products Fund - Dividend income
                    and  capital   FIDELITY  VIP  EQUITY  INCOME  PORTFOLIO  (3)
                    appreciation surpassing the S&P
                                                                         500 average.
------------------- ---------------------------------------------------- ------------------------------------
                               Securities of established  companies that produce
                               income and capital appreciation.
------------------- -----------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                   Current income and long-term
                    PIONEER EQUITY-INCOME PORTFOLIO (8)                  capital appreciation.
------------------- -----------------------------------------------------------------------------------------
              Income producing equity securities of U.S. companies.
------------------- ---------------------------------------------------- ------------------------------------
                    T. Rowe Price Equity Series, Inc. -     (11)         Capital appreciation and income.
                    T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

BALANCED
------------------- -----------------------------------------------------------------------------------------
                               Diversified  portfolio of stock,  bonds and money
                               market securities.
------------------- -----------------------------------------------------------------------------------------
                    Fidelity  Variable  Insurance  Products Fund II - High total return. FIDELITY VIP II ASSET MANAGER PORTFOLIO (3, 4)
------------------- -----------------------------------------------------------------------------------------
                               Diversified  portfolio  of  domestic  and foreign
                               stock,   bonds,   short-term   and  money  market
                               securities.
------------------- ---------------------------------------------------- ------------------------------------
                    MFS Variable Insurance Trust -                       Income and capital appreciation.
BOND -              MFS GLOBAL GOVERNMENTS SERIES PORTFOLIO (5)
INTERNATIONAL
------------------- ---------------------------------------------------- ------------------------------------
                               Foreign and U.S. government bonds or other debt securities.
------------------- ---------------------------------------------------- ------------------------------------
                    Federated Insurance Series -
                    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II     Current income.
                    PORTFOLIO (2)

                                       20

BOND -
DOMESTIC
------------------- -----------------------------------------------------------------------------------------
                               U.S. government securities.
------------------- ---------------------------------------------------- ------------------------------------
                    T. Rowe Price Fixed Income Series, Inc. -            Current income.
                    T. ROWE PRICE LIMITED TERM BOND PORTFOLIO (11)
------------------- ---------------------------------------------------- ------------------------------------
                               Short-  and  intermediate-term  investment  grade
                               debt securities.
------------------- ---------------------------------------------------- ------------------------------------
                                                                         Current income.
                    Morgan Stanley Dean Witter Universal Funds, Inc. -
                    MSDW FIXED INCOME PORTFOLIO (7)
------------------- ---------------------------------------------------- ------------------------------------
                               Diversified portfolio of fixed income securities.
                    Federated Insurance Series -                         Current income.
MONEY MARKET        FEDERATED PRIME MONEY FUND II PORTFOLIO (2)
------------------- -----------------------------------------------------------------------------------------
                               High quality fixed income securities  maturing in
                               13 months or less.
------------------- -----------------------------------------------------------------------------------------

(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE SERIES FUNDS'
PROSPECTUSES  SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY SUBACCOUNT OF THE
VARIABLE ACCOUNT.

INVESTMENT ADVISERS OF THE SERIES FUNDS:
    (1) Fred Alger Management, Inc.
    (2) Federated Investment Management .
    (3) Fidelity Management & Research Company.
    (4) Fidelity Investment Management and Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
    (5) Massachusetts Financial Services Company.
    (6) Morgan Stanley Dean Witter Asset Management, Inc.
    (7) Miller Anderson & Sherrerd, LLP.
    (8) Pioneer Investment Management.
    (9) Scudder Kemper Investments, Inc.
    (10)Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
        Fleming Holdings Limited.
    (11)T. Rowe Price Associates, Inc.
    (12)Bankers Trust Company.

    The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

                    We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

    The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the SAI. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.


    Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Fund which accompany this Prospectus.

    We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

o   ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENTS


    We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account.

    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.
    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o   FIXED RATE OPTIONS


    There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield at least 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, see the Policy.


o   Systematic Transfer Accounts

                    All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.

    A systematic transfer account is the fixed rate option used if you elect (when you buy the Policy) to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP Program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to a systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer).
    Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either four or 12 months (whichever you choose). We may credit a different rates of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer ccount. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNTS

    The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.
    We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the Fixed Account.

        We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than the amount of purchase payment allocated or Accumulation Value transferred to the fixed account or systematic transfer account, plus interest at a rate which is guaranteed to yield 3% per year, plus excess interest (if any) credited to amounts in the fixed account or systematic transfer account, less premium taxes or other taxes allocable to the fixed account or systematic transfer account, and less any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account.

                    We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate which is guaranteed to yield 3% per year (compounded annually).



o   TRANSFERS


    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, as often as you like, subject to these rules:

    TRANSFER RULES:
o We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
o    A transfer from the fixed account:
     -    may be made only once each Policy Year;
     -    is free;
     -    may be delayed up to six months (30 days in West Virginia);
     -    does not count toward the 12 free transfer limit; and
     - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
o    We reserve the right to limit transfers, or to modify transfer privileges.
o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.
o Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

    THIRD-PARTY TRANSFERS. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. We can suspend or cancel our acceptance of this authorization at any time. An example of a reason might be if the third party is practicing "market timing." We can also limit the availability of Subaccounts and the fixed account for transfers by the third party.


o   DOLLAR COST AVERAGING

                    The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in higher Policy value or otherwise be successful.


    Our dollar cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

    DOLLAR COST AVERAGING RULES:

o    The dollar cost averaging program is free.
o We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
o    Automatic  transfers  can  occur  monthly,  quarterly,   semi-annually,  or
     annually.
o There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
o Amount of each transfer must be at least $100, and must be $50 per Subaccount.
o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that year. There is no maximum transfer amount limitation out of the Subaccounts.
o Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine"period.
o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the fixed account is less than $500.


o    SYSTEMATIC TRANSFER ENROLLMENT
     PROGRAM ("STEP PROGRAM")


        The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any other Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or a 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.)


     STEP PROGRAM RULES:
o    The STEP program is free.
o    Can only be selected on the initial application.

o Must have at least $5,000 in a systematic transfer account to begin the program.
o    You may only participate in one systematic transfer account, but not both.
o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
o    Transfers must be at least $50 per Subaccount.
o No new purchase payments may be allocated to this account after you purchase the the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer.
o Upon receipt of funds by Section 1035 exchange, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
o    Cannot begin before the end of the Policy's "right to examine"  period.
o You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
o    No transfers may be made into the systematic transfer account.
o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

                    The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

o    ASSET ALLOCATION PROGRAM


    The asset Allocation program allows you to allocate purchase payments and policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in the models listed below.

    ASSET ALLOCATION PROGRAM RULES:
o    The asset allocation program is free.
o You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction. Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
o You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o    Asset allocation and STEP programs cannot run at the same time.
o The asset allocation program will automatically rebalance your Accumulation Value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing.

        The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

--------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION MODELS
                                          CURRENT ALLOCATIONS*
------------------------------------ ------------- ------------- ----------- -------------- ------------
             Portfolio                Principal     Portfolio    Income         Capital       Equity
                                      Conserver     Protector     Builder     Accumulator    Maximizer
                                     (conservative)(moderately   (moderate)   (moderately   (aggressive)
                                     conservative)              aggressive)
                                          %             %            %             %             %
------------------------------------ ------------- ------------- ----------- -------------- ------------
MFS Emerging Growth Series                                                         3             5
Alger American Small Capitalization                                                5            10
Deutsche Small Cap Equity Index                         3            4             6             7
VIT Fund
Pioneer Real Estate Growth                                           4             5             6
T.Rowe Price International Stock                        6            7            12
Scudder VLIF International                                                                      15
Deutsche EAFE Equity Index VIT Fund       5             7            9             9            10
MFS High Income Series                    5             5            5
T.Rowe Price New America Growth                                      5             7             9
MFS Capital Opportunities Series          4             8            10           10             9
Fidelity VIP II Index 500                 5             10           10           11            12
Pioneer Equity Income                     7             10           10            8             6
Fidelity VIP Equity Income                8                          5             9            11
MFS Global Governments Series             5             6            6
T.Rowe Price Limited-Term Bond            43            32           20           15
MSDW Fixed Income                         6
Federated Prime Money Fund II             20            13           5

--------------------------------------------------------------------------------------------------------
 * WE RETAIN THE RIGHT TO CHANGE ALLOCATION MODEL ALLOCATIONS OR TO SUBSTITUTE PORTFOLIO OPTIONS
     THEREIN IN FUTURE UPDATED PROSPECTUSES. AMOUNTS YOU ALLOCATE TO A MODEL
             PORTFOLIO WILL BE INVESTED PURSUANT TO THE THEN CURRENT
                      PORTFOLIO ALLOCATIONS FOR THAT MODEL.
--------------------------------------------------------------------------------------------------------


    We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

o   REBALANCING PROGRAM


The rebalancing program allows you to rebalance your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period (so never rebalances any assets to the systematic transfer account). You may change your rebalancing allocation instructions at any time.
Any change will be effective when the next rebalancing occurs.

                    The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

    REBALANCING PROGRAM RULES:
o    The rebalancing program is free.
o You must request the rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions, or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
o    You may have rebalancing occur quarterly, semiannually or annually.
o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
o If you elect the asset allocation program, your Accumulation Value in the Subaccounts will automatically be rebalanced to the model you choose on an annual basis, unless you elect semiannual or quarterly rebalancing.

The rebalancing program does not protect against a loss and may not achieve your investment goal.



----------------------------------------------------------------------

IMPORTANT POLICY PROVISIONS

     The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.


o    POLICY APPLICATION AND ISSUANCE

    To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 0 through 85 (0 through 78 in Pennsylvania). We may reject any application or purchase payment.

                    Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.


    If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.
    You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

o APPLICATION IN GOOD ORDER. All questions must be answered, but particularly note these requirements:
- The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
-    Your  purchase  payment   allocations  must  be  completed,   be  in  whole
     percentages, and total 100%.
-    Initial purchase payment must meet minimum purchase payment requirements.
-    Your signature and your agent's signature must be on the application.
-    Identify the type of plan, whether it is nonqualified or qualified.
-    City, state, and date application was signed must be completed.
-    Your agent must be both properly licensed and appointed with us.

o    PURCHASE PAYMENT REQUIREMENTS
    Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company" and sent to us. We may postpone crediting any payment made by check to your Policy's Accumulation Value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources.

    INITIAL PURCHASE PAYMENT:

-    The only purchase payment required.  All others are optional.

- Mustbe at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents. We have the right to change these payment requirements.


    ADDITIONAL PURCHASE PAYMENTS:

- Must be at least $500; $100 if payments are made via our Electronic Fund Transfer program. We have the right to change these payment requirements.

- Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday (78th birthday in Pennsylvania) or (ii) your Annuity Starting Date.


o    ALLOCATING YOUR PURCHASE PAYMENTS
    You must allocate your purchase payments to one or more of the variable investment or fixed rate options. Initial allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.
-    Allocations must be in whole percentages, and total 100%.

- The minimum allocation amount is $500 ($100 under the electronic fund transfer program).
- You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
- All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.

    "RIGHT TO EXAMINE" PERIOD ALLOCATIONS:

    RETURN OF VALUE STATES. In states that permit us to refund your Accumulation Value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

     RETURN OF PURCHASE PAYMENT STATES. In states that require us to refund at least your full purchase payment upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial purchase payment allocated to the Variable Account in the Federated Prime Money Fund II Subaccount for the applicable "right to examine" period specified by the state of issue, plus five days from the date we mail the Policy to you. (Since the "right to examine" period is measured from the date you receive the Policy, the extra five days is to allow for estimated time needed to deliver the Policy.) At the end of that period, if you decide to keep your Policy, we will invest your initial purchase payment in the Subaccounts pursuant to your application instructions. (Any additional purchase payments we receive during the "right to examine" period plus five days will be allocated in the same manner.)

o    ACCUMULATION VALUE


    On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the values in the Variable Account and the fixed rate options. The Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.


o    VARIABLE ACCOUNT VALUE.
    The value in the Variable Account equals the sum of the Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:
          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.


     A net purchase payment or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the purchase payment or transfer by the Accumulation Unit value for the day during which the net purchase payment or transfer is allocated to the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation  Unit  value  for a  Subaccount  on  any  Business  Day is calculated  as  follows:
          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus

          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the unit values. Expenses and deductions will have a negative effect on unit values.
o FIXED ACCOUNT VALUE.
    The  Accumulation Value of the fixed account on any Business Day equals:
          (a) the Accumulation Value at the end of the preceding Policy Month; plus
          (b) any net purchase payments credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Policy Month; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Policy Month; plus
          (f)  interest credited on the fixed account balance.

o   SYSTEMATIC TRANSFER ACCOUNT VALUE.
    The Accumulation Value of any systematic transfer account on any Business Day equals:
          (a)  the value at the issue date; minus
          (b) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Policy Month; plus
          (c)  interest credited on the systematic transfer account balance.


o   TELEPHONE TRANSACTIONS

    TELEPHONE TRANSACTIONS PERMITTED      TELEPHONE TRANSACTION RULES:

o   Transfers.                            o   Only you may elect.  Do so on the Policy  application or by
o   Partial  withdrawals  of  $10,000 or      prior Written Notice to us.
    less by you  (may be  restricted      o   Must be  received  by close of the New York Stock  Exchange
    in community property states).           ("NYSE")  (usually  3 p.m.  Central  Time);  if later,  the
o   Change    of    purchase     payment      transaction  will be  processed  the  next  day the NYSE is
    allocations.                              open.
                                          o   Will be recorded for your protection.
                                          o   For  security,  you  must  provide
                                              your Social Security number and/or
                                              other identification information.
                                          o   May be discontinued at any time as
                                              to some or all Policy Owners.

    We are not liable for following telephone ransaction instructions we reasonably believe to be genuine.


o   DEATH OF ANNUITANT

    Upon the Annuitant's death, you may name a new Annuitant. If any Owner is the Annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named Beneficiary(ies). However, if the Beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new owner of the Policy and to name an Annuitant and different Beneficiaries.


o   DELAY OF PAYMENTS

    We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securitites, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.
    We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

o   MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who own the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.


o   POLICY TERMINATION

    We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy.

-----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

o   WITHDRAWAL CHARGE

    ----------------------------------------------------------------------------
    Years Since Receipt of Purchase    1    2    3     4    5     6    7    8+
    Payment
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
    Applicable Withdrawal Charge      7%    6%   5%   4%    3%   2%    1%   0%
    Percentage
    ----------------------------------------------------------------------------

We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.



    We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

o   FREE PARTIAL WITHDRAWALS

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.
Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options). No withdrawal charge is deducted upon death benefit payments or, under tax-qualified plans, any refund of contributions paid in excess of your deductible amounts.

o   WITHDRAWAL CHARGE WAIVERS

     We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state.

        NURSING HOME WAIVER. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. The nursing home waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).
     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     DISABILITY WAIVER. Any partial withdrawal or surrender where you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (not applicable in certain states) or is age 65 or older on the date of withdrawal.

     TERMINAL ILLNESS WAIVER (LIMITED LIFE EXPECTANCY WAIVER IN PENNSYLVANIA). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (not applicable in certain states).

     UNEMPLOYMENT WAIVER. Any partial withdrawal or surrender in the event you become unemployed. The nemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     TRANSPLANT WAIVER. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     RESIDENCE DAMAGE WAIVER. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     DEATH OF SPOUSE OR MINOR DEPENDENT WAIVER. Partial withdrawals or surrenders of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

o   MORTALITY AND EXPENSE RISK CHARGE

                    1.00% annual Rate, deducted daily from net assets in the Variable Account.


    We impose a DAILY CHARGE to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% (.0027535% daily) of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the accumulation unit values for each Subaccount.

    Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.
    Our EXPENSE RISK is that our costs to administer your Policy will exceed the amount we collect through Administrative Charges.

    If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

o   ADMINISTRATIVE CHARGES

    These charges help cover our cost to administer your Policy and will not increase.

                        Policy Fee          $30 annually
                        ------------------- ------------------------------------
                                             0.20% annual Rate (0.0005485%
                        Administrative      daily), deducted daily from net
                        Expense Charge      assets of each Subaccount

    We deduct the Policy Fee from your Policy's Accumulation Value on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy Fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.


o   ENHANCED DEATH BENEFIT CHARGE

                                    0.35% annual rate,  or less,  of the Average
                                    Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge of .00009589%, which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998.


    This charge compensates us for expenses and increased risks associated with providing the Enhanced Death Benefit. If you elect the enhanced death benefit amendment, we deduct a daily charge of .00009606%, which is equivalent to an annual charge of 0.35%, assessed on the the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender.)

o   TRANSFER FEE
                                     $10 per  Subaccount  transfer  after
                                     12 free  transfers each Policy Year.

    The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer accounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, STEP program and rebalancing program transfers do not count toward the 12 free transfers.


o   PREMIUM TAX CHARGE
                                       Varies, up to 3.5%.


    Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.


o   OTHER TAXES
                                       Currently, NONE.

    No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

o   OTHER EXPENSES;
    INVESTMENT ADVISORY FEES
                                      See INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.


    Each Series Fund portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in Series Fund annual expenses able in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

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POLICY DISTRIBUTIONS


    There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.


o   WITHDRAWALS
                                             Withdrawals may be subject to:
                                             -       Income Tax
                                             -       Penalty Tax
                                             -       Withdrawal Charge
                                             -       Premium Tax Charge


    You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

    "FREE" PARTIAL WITHDRAWALS

    Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated AS OF THE DATE OF THE FIRST WITHDRAWAL THAT YEAR, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining that 15% amount.

    SYSTEMATIC WITHDRAWAL PLAN

    The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

    WITHDRAWAL RULES

o Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
          o Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan)
          o Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
          o No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. (Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated.) Only one withdrawal per year is allowed out of the fixed account.

          o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

          o Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
          o Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts that we are required by state law to be withheld for state income tax.

ANNUITY PAYMENTS
                           Annuity payments:
                                  -       may be fixed or variable;
                                  - may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
                                  -       may be taxable, and if premature,
                                          subject to a tax penalty.

    A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.
    Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge does apply to Accumulation Value placed under other annuity payout options.
    Annuity payment payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "A" mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.
         Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.


     VARIABLE ANNUITY PAYMENTS. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.


                    "Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.

    The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983 Table "A" mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

    Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.


     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the 4% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 4% for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 4%, the payment for that period will be less than the payment for the prior period.


    Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

o   ANNUITY STARTING DATE
    You select the Annuity Starting Date by completing an election form that you can request from us at any time. The Annuity Starting Date is the date that annuity payments begin. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th in Pennsylvania). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

                   Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.

o   TRANSFERS AFTER THE ANNUITY STARTING DATE
    After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s) Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.


                    The longer the guaranteed or projected Annuity Payout Option period, the lower the amount of each annuity payment.

o   SELECTING AN ANNUITY PAYOUT OPTION

    You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed ccount to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.
    If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).


o   ANNUITY PAYOUT OPTIONS

    If the continuation of variable payments being made under option 2 or 6 does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under option 2 or 6 depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

    When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

    NOTE: UNLESS YOU ELECT A PAYOUT OPTION WITH A GUARANTEED PERIOD OR OPTION 1, IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THIS ANNUITY PAYOUT OPTION IF THE ANNUITANT DIES BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.

    Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service.
(Withholding is mandatory for certain tax-qualified Policies.)


    The following annuity payout options are currently available:


1) PROCEEDS HELD ON DEPOSIT AT INTEREST. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) INCOME OF A SPECIFIED AMOUNT. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.


3) INCOME FOR A SPECIFIED PERIOD. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

4) LIFETIME INCOME. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983 Table "A" mortality table) or, if more favorable to the Annuitant, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.
     GUARANTEES AVAILABLE for the Lifetime Income Option
        GUARANTEED PERIOD - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives. GUARANTEED AMOUNT - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   LUMP-SUM. Proceeds are paid in one sum.

6) ALTERNATIVE SCHEDULES. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o   DEATH BENEFITS

A death benefit is payable upon:
- purchase payment check or draft being honored (i.e., your Policy is in force);
-       receipt of due proof of death of the first Owner to die;
-       election of an annuity payout option (or lump- sum payment) ; and
-       proof that such Owner died before annuity payments begin.

                    "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.


    We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.


    If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death. (If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code
Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.)
     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o   STANDARD DEATH BENEFIT


    If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the largest of:
1) your Policy's Accumulation Value (without deduction of the withdrawal charge) on the later of the date we receive due proof of death and an annuity payout option election less any charge for applicable premium taxes; or
2)   the sum of net purchase payments,  less partial  withdrawals.
     (If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.)

o   ENHANCED DEATH BENEFIT

    The enhanced death benefit is only available to Owners under age 80 in lieu of the standard death benefit, and is not available for non-person owners. There is a charge for the Enhanced Death Benefit which is a daily charge of .00009589, which is equivalent to an annual rate of 0.35% assessed upon the net assets of each Subaccount. ONCE ELECTED, YOU MAY ONLY REVOKE THE ENHANCED DEATH BENEFIT AS OF THE NEXT POLICY ANNIVERSARY AFTER THE DATE WE RECEIVE WRITTEN NOTICE OF YOUR REVOCATION. ONCE REVOKED, YOU MAY NOT AGAIN ELECT THE ENHANCED DEATH BENEFIT. The enhanced death benefit may not be available in all states.
    If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 81 and a such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

1) the Accumulation Value as of the end of the Valuation Period during which we receive due proof of death and an election of an annuity payout option;

2) the greatest Anniversary Value6 plus subsequent purchase payments, less any subsequent partial withdrawals and undeducted premium tax; and

3) the sum of all net purchase payments, less any partial withdrawals, accumulated at a 4.5% annual rate of interest up to a maximum of two times each purchase payment.



6 The Anniversary Value equals the Accumulation Value on a Policy anniversary.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 81 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:
1) the Accumulation Value as of the end of the Valuation Period during which we receive due proof of death and an election of an annuity payout option;
2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 81; and 3) the sum of all net purchase payments paid prior to the last Policy anniversary before the Owner attained age 81, less any partial withdrawals accumulated at a 4.5% annual rate of interest up to a maximum of two times each purchase payment. If the enhanced death benefit payable equals
(3) we will add to the death benefit amount any purchase payments paid after the last Policy anniversary before the Owner attained age 81.


o   ACCIDENTAL DEATH BENEFIT

     If you or any joint Owner die from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.
     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.


o   BENEFICIARY
     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.
     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.
     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.
     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

o   IRS REQUIRED DISTRIBUTION
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The SAI has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.


-------------------------------------------------------
FEDERAL TAX MATTERS

        The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy.

        When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO POLICIES OWNED BY NATURAL PERSONS.

o WITHDRAWALS. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

-    made on or after the taxpayer reaches age 59 1/2;
-    made on or after an Owner's death;
-    attributable to the taxpayer's becoming disabled; or
- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

o ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

o TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A POLICY. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o MULTIPLE POLICIES. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

o FURTHER INFORMATION. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

TAXATION OF QUALIFIED POLICIES


     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models..

o INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2 , unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.


o ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


o CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o TAX-SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the account value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.


o OTHER TAX ISSUES. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


o   POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

-----------------------------------------------------------
MISCELLANEOUS


o   DISTRIBUTOR OF THE POLICIES


     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a broker-dealer are up to 7 1/2% of purchase payments. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.


o   VOTING RIGHTS


     We will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds, if and to the extent required by law. The Series Funds may not hold routine annual shareholder meetings.
     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. The number of votes that you may instruct for a particular Subaccount is typically determined by your Accumulation Value in the Subaccount. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

q   DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners who reside at the same household in accordance with the rules of the Securities and Exchange Commission.

o   LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.



                             DO YOU HAVE QUESTIONS?

     If you have questions about your Policy or this prospectus, you may contact your agent or broker who gave this prospectus to you, or you may contact us at: UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

o   STATEMENT OF ADDITIONAL INFORMATION


     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (HTTP://WWW.SEC.GOV), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


                                    CONTENTS                 PAGE(S)
                       -------------------------------------- --------

                      The Policy - General Provisions          2-3
                          Owner and Joint Owner
                          Death of Annuitant
                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival

                      -------------------------------------- --------
                      Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of United of Omaha
                      -------------------------------------- --------
                       State Regulation of United of Omaha       4
                      -------------------------------------- --------
                       Administration                           4-5
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- --------
                      Historical Performance Data             5-14
                          Money Market Yields
                          Other Subaccount Yields
                          Total Returns
                          Other Performance Data
                      -------------------------------------- --------
                      Other Information                        14
                      -------------------------------------- --------
                      Financial Statements                     14

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("We, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175



     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2000 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.


                This Statement of Additional Information is not a prospectus. You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.


Dated:  May 1, 2000


                                    CONTENTS                 PAGE(S)
                      -------------------------------------- ---------

                      The Policy - General Provisions          2-3
                          Owner and Joint Owner


                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- ---------
                      Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of United of Omaha
                      -------------------------------------- ---------
                      State Regulation of United of Omaha       4
                      -------------------------------------- ---------
                       Administration                           4-5
                      Records and Reports
                      Distribution of the Policies
                      Custody of Assets
                      -------------------------------------- ---------

                      Historical Performance Data              5-14
                          Money Market Yields
                          Other Subaccount Yields
                          Average AnnualTotal Returns
                          Other Performance Information
                      -------------------------------------- ---------
                                                                14
                      -------------------------------------- ---------
                      Other Information                         15
                       -------------------------------------- ---------
                      Financial Statements                      15

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.


                         THE POLICY - GENERAL PROVISIONS
OWNER AND JOINT OWNER
     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT

        The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.
     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b)  trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.
     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

        We may defer payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

INCONTESTABILITY
        We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its Issue.

MISSTATEMENT OF AGE OR SEX
        We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.
        If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.


NONPARTICIPATING
        No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT
        You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.
        If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL
        We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.



                               FEDERAL TAX MATTERS
TAX STATUS OF THE POLICY

        DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.
        OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

        The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.


        DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


TAXATION OF UNITED OF OMAHA
        We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA


        We are  subject  to  Nebraska  law  and to  regulation  by the  Nebraska
Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

        Effective on or about March 3, 1997, we began to perform all administration for your Policy. Before then, we had an administrative services agreement with The Continuum Company, Inc. (a/k/a Vantage Computer Systems), ("Vantage"), P.O. Box 419472, Kansas City, Missouri 64141-6472. The services provided by Vantage included issuance and redemption of the Policies, maintenance of records concerning the Policies, and certain valuation services. We have not paid any fees to Vantage since 1997. For the fiscal year ended December 31, 1997, United of Omaha paid $ 200,000 total compensation to Vantage, and in fiscal year ended December 31, 1996 the amount was $ 650,000.


                               RECORDS AND REPORTS

        All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES


        The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.
        Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 1999, we paid $[ ] in total compensation to MOIS; of this amount MOIS retained $ [ ] as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1998, these amounts were $10,559,128 and $2,996,217 respectively. In 1997, these amounts were $17,001,437 and $3,069,756 respectively. In 1996, these amounts were $ 18,853,282 and $ 1,626,399 respectively.


                                CUSTODY OF ASSETS

        We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA

        From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.
        The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELDS AND TOTAL RETURNS FOR ANY GIVEN PAST PERIOD ARE NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.

        Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. In addition, the yield figures will not reflect any withdrawal charge. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of purchase payments based on the state in which the Policy is sold. For the class of Policies issued with the Enhanced Death Benefit Amendment, the Enhanced Death Benefit Charge is reflected.


MONEY MARKET YIELDS
        From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Price Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/99, this current annualized yield is [ ]%.
        This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.
        Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.
        The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.
        The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy. For the class of Policies issued with the Enhanced Death Benefit Amendment, the Enhanced Death Benefit Charge is included.

OTHER SUBACCOUNT YIELDS
        From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.
        The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. For the class of Policies issued with the Elective Death Benefit Amendment, the Enhanced Death Benefit Charge is included. The 30-day or one-month yield is calculated according to the following formula:

            Yield = [2  {A-B + 1}  6 - 1]
                        [   cd        ]
            Where:
            a =--  net  income  of  the  portfolio  for  the  30-day  or
                   one-month   period   attributable   to  the   Subaccount's
                   Accumulation Units.
            b =-- expenses of the Subaccount for the 30-day or one-month period. c =-- the average number of Accumulation Units outstanding.
            d =-- the  Accumulation  Unit  value at the close of the last day in the 30-day or one-month period.

        Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

        Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).


AVERAGE ANNUAL TOTAL RETURNS
        From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.
        When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.

        Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. For the class of Policies issued with the Enhanced Death Benefit Amendment, the deduction for the Enhanced Death Benefit Charge is also reflected. The total return will then be calculated according to the following formula:
                                 P(1+TR) n = ERV
        Where:
            P =-- a hypothetical initial purchase payment of $1,000.
           TR = -- the average annual total return.
          ERV = -- the ending redeemable value (net of any applicable withdrawal charge) of the hypothetical account at the end of the period.
            n =-- the number of years in the period.

PERFORMANCE DATA. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

      The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Such average annual total return information for the Subaccounts of Policies is as follows:

---------------------------------------------- ------------ ===========
                 SUBACCOUNT                      1 Year     From
    AVERAGE ANNUAL TOTAL RETURN (REFLECTS         Ended     Inception
             WITHDRAWAL CHARGES)                12/31/99    to
       Subaccount (date of inception)               %        12/31/99
    (Policy issued WITHOUT Enhanced Death                       %
                  Benefit)
---------------------------------------------- ------------ ===========
Alger American Growth  (6/5/95)
Alger American Small Capitalization
(6/5/95)Deutsche VIT EAFE Equity Index Fund (5/1/00)
Deutsche VIT Small Cap Equity Index Fund (5/1/00)
Federated Prime Money Fund II (6/5/95)
Federated Fund for U.S. Government
Securities II (6/5/95)
Fidelity VIP II Asset Manager  (6/5/95)
Fidelity VIP II Contrafund  (6/5/95)
Fidelity VIP Equity Income (6/5/95)
Fidelity VIP II Index 500 (5/1/97)
MFS Emerging Growth Series (6/5/95)
MFS High Income Series (6/5/95)
MFS Research Series (6/5/95)
MFS Capital Opportunities Series (5/1/97)
MFS Global Governments Series (6/5/95)
MSDW Emerging Markets Equity (5/1/98)
MSDW Fixed Income (5/1/98)
Pioneer Midcap Value Fund (5/1/97)
Pioneer Equity Income  (5/1/00)
Pioneer  Growth Shares  (5/1/00)
Pioneer Fund (5/1/00)
Pioneer  Real Estate  Growth  (5/1/97)
Scudder VLIF Global  Discovery  (5/2/97)
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (6/5/95)
T. Rowe Price Personal Strategy Balanced (6/5/95)
T. Rowe Price Equity Income (6/5/95)
T. Rowe Price International  (6/5/95)
T. Rowe Price Limited-Term Bond (6/5/95)
T. Rowe Price New America Growth (6/5/95)
============================================== ============ ===========
                                                 1 Year        From
       Subaccount (date of inception )            Ended     Inception
 (Policy issued WITH Enhanced Death Benefit)    12/31/99    to
                                                             12/31/99
============================================== ============ ===========
Alger American Growth  (6/5/95)
Alger American Small Capitalization  (6/5/95)
Deutsche VIT EAFE Equity Index Fund (5/1/00)
Deutsche VIT Small Cap Equity Index Fund (5/1/00)
Federated Prime Money Fund II (6/5/95)
Federated Fund for U.S. Government
Securities II (6/5/95)
Fidelity VIP II Asset Manager  (6/5/95)
Fidelity VIP II Contrafund  (6/5/95)
Fidelity VIP Equity Income (6/5/95)
Fidelity VIP II Index 500 (5/1/97)
MFS Emerging Growth Series (6/5/95)
MFS High Income Series (6/5/95)
MFS Research Series (6/5/95)
MFS Capital Opportunities Series (5/1/97)
MFS Global Governments Series (6/5/95)
MSDW Emerging Markets Equity (5/1/98)
MSDW Fixed Income (5/1/98)
Pioneer Midcap Value Fund (5/1/97)
Pioneer Equity Income (5/1/00)
Pioneer Growth Shares (5/1/00)
Pioneer Fund (5/1/00)
Pioneer Real Estate Growth (5/1/97)
Scudder VLIF Global Discovery (5/2/97)
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (6/5/95)
T. Rowe Price Personal Strategy Balanced (6/5/95)
T. Rowe Price Equity Income (6/5/95)
T. Rowe Price International  (6/5/95)
T. Rowe Price Limited-Term Bond (6/5/95)
T. Rowe Price New America Growth (6/5/95)
============================================== ============ ===========

NON-STANDARDIZED PERFORMANCE DATA. In addition to the version described above, total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include a withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

---------------------------------------------- ------------ ===========
         SUBACCOUNT NON-STANDARDIZED             1 Year        From
         AVERAGE ANNUAL TOTAL RETURN              Ended     Inception
    (DOES NOT REFLECT WITHDRAWAL CHARGES)       12/31/99    to
       Subaccount (date of inception)               %        12/31/99
    (Policy issued WITHOUT Enhanced Death                       %
                  Benefit)
---------------------------------------------- ------------ ===========
Alger American  Growth  (6/5/95)
Alger  American Small  Capitalization  (6/5/95)
Deutsche VIT EAFE Equity Index Fund (5/1/00)
Deutsche VIT Small Cap Equity Index Fund (5/1/00)
Federated  Prime Money Fund II (6/5/95)
Federated  Fund for U.S. Government  Securities  II  (6/5/95)
Fidelity  VIP II  Asset  Manager  (6/5/95)
Fidelity VIP II Contrafund (6/5/95)
Fidelity VIP Equity Income (6/5/95)
Fidelity VIP II Index 500 (5/1/97)
MFS Emerging  Growth  Series  (6/5/95)
MFS High Income Series (6/5/95)
MFS Research Series  (6/5/95)
MFS Capital  Opportunities  Series (5/1/97)
MFS Global  Governments  Series  (6/5/95)
MSDW Emerging  Markets Equity (5/1/98)
MSDW Fixed Income (5/1/98)
Pioneer Midcap Value Fund (5/1/97)
Pioneer Equity Income  (5/1/00)
Pioneer  Growth Shares  (5/1/00)
Pioneer Fund (5/1/00)
Pioneer  Real Estate  Growth  (5/1/97)
Scudder VLIF Global  Discovery  (5/2/97)
Scudder VLIF Growth & Income  (5/1/97)  Scudder VLIF  International  (6/5/95)
T. Rowe Price  Personal  Strategy  Balanced  (6/5/95)
T. Rowe Price  Equity  Income (6/5/95)
T. Rowe Price  International  (6/5/95)
T. Rowe Price  Limited-Term Bond (6/5/95)
T. Rowe Price New America Growth (6/5/95)

============================================== ------------ ===========
       Subaccount (date of inception)            1 Year        From
 (Policy issued WITH Enhanced Death Benefit)      Ended     Inception
                                                12/31/99    to
                                                             12/31/99
============================================== ============ ===========
Alger American Growth  (6/5/95)
Alger American Small Capitalization  (6/5/95)
Deutsche VIT EAFE Equity Index Fund (5/1/00)
Deutsche VIT Small Cap Equity Index Fund(5/1/00)
Federated Prime Money Fund II (6/5/95)
Federated Fund for U.S. Government
Securities II (6/5/95)
Fidelity VIP II Asset Manager  (6/5/95)
Fidelity VIP II Contrafund  (6/5/95)
Fidelity VIP Equity Income (6/5/95)
Fidelity VIP II Index 500 (5/1/97)
MFS Emerging Growth Series (6/5/95)
MFS High Income Series (6/5/95)
MFS Research Series (6/5/95)
MFS Capital Opportunities Series (5/1/97)
MFS Global Governments Series (6/5/95)
MSDW Emerging Markets Equity (5/1/98)
MSDW Fixed Income (5/1/98)
Pioneer Midcap Value Fund (5/1/97)
Pioneer Equity Income (5/1/00)
Pioneer Growth Shares (5/1/00)
Pioneer Fund (5/1/00)
Pioneer Real Estate Growth (5/1/97)
Scudder VLIF Global Discovery (5/2/97)
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (6/5/95)
T. Rowe Price Personal Strategy Balanced (6/5/95)
T. Rowe Price Equity Income (6/5/95)
T. Rowe Price International  (6/5/95)
T. Rowe Price Limited-Term Bond (6/5/95)
T. Rowe Price New America Growth (6/5/95)

============================================== ============ ===========

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

THE FIGURES ABOVE ARE AN INDICATION OF PAST, BUT NOT FUTURE, PERFORMANCE OF THE APPLICABLE SUBACCOUNTS AVAILABLE UNDER THE POLICY.

        ADJUSTED HISTORICAL PERFORMANCE DATA. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:


------------------------------------------------- --------- --------- ------------ ============
                   SUBACCOUNT                      1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/99  12/31/99   12/31/99    to 12/31/99
         (REFLECTS WITHDRAWAL CHARGES)               %         %           %            %
 Subaccount (date of inception of corresponding
                   portfolio)
 (Policy issued WITHOUT Enhanced Death Benefit)
------------------------------------------------- --------- --------- ------------ ============
Alger American Growth (1/9/89)                                N/A
Alger American Small Capitalization (9/21/88)                 N/A         N/A
Deutsche VIT EAFE Equity Index Fund (  )                      N/A         N/A
Deutsche VIT Small Cap Equity Index Fund (  )                 N/A         N/A
Federated Prime Money Fund II (11/21/94)                                  N/A
Federated Fund for U.S. Government Securities                 N/A
(3/28/94)                                                     N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)                          N/A         N/A
Fidelity VIP II Index 500 (8/27/92)                           N/A         N/A
MFS Emerging Growth Series (7/24/95)                          N/A         N/A
MFS High Income Series (7/26/95)                              N/A         N/A
MFS Research Series (7/26/95)                                 N/A         N/A
MFS Capital Opportunities Series (8/14/96)                    N/A         N/A
MFS Global Governments Series (6/14/95)                       N/A         N/A
MSDW Emerging Markets Equity (10/1/96)                                    N/A
MSDW Fixed Income (1/2/97)                                    N/A         N/A
Pioneer Midcap Value Fund (3/1/95)                            N/A
Pioneer Equity-Income (  )                                    N/A         N/A
Pioneer Growth Shares (  )                                    N/A         N/A
Pioneer Fund (  )                                             N/A         N/A
Pioneer Real Estate Growth (3/1/95)                                       N/A
Scudder VLIF Global Discovery (5/2/97)                                    N/A
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (5/1/87)
T. Rowe Price Personal Strategy Balanced (12/31/94)
T. Rowe Price Equity Income (3/31/94)
T. Rowe Price International  (3/31/94)
T. Rowe Price Limited-Term Bond (5/13/94)
T. Rowe Price New America Growth (3/31/94)
================================================= ========= ========= ============ ============
 Subaccount (date of inception of corresponding    1 Year   5 Years    10 Years       Since
                   Portfolio)                      Ended     Ended       Ended      Inception
  (Policy issued WITH Enhanced Death Benefit)     12/31/99  12/31/99   12/31/99    to 12/31/99
================================================= ========= ========= ============ ============
Alger American Growth (1/9/89)
Alger American Small Capitalization (9/21/88)                 N/A         N/A
Deutsche VIT EAFE Equity Index Fund (  )                      N/A         N/A
Deutsche VIT Small Cap Equity Index Fund (  )                 N/A         N/A
Federated Prime Money Fund II (11/21/94)                      N/A         N/A
Federated Fund for U.S. Government Securities (3/28/94)       N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)                          N/A         N/A
Fidelity VIP II Index 500 (8/27/92)                           N/A         N/A
MFS Emerging Growth Series (7/24/95)                          N/A         N/A
MFS High Income Series (7/26/95)                              N/A         N/A
MFS Research Series (7/26/95)                                 N/A         N/A
MFS Capital Opportunities Series (8/14/96)                    N/A         N/A
MFS Global Governments Series (6/14/95)                       N/A         N/A
MSDW Emerging Markets Equity (10/1/96)                        N/A         N/A
MSDW Fixed Income (1/2/97)                                                N/A
Pioneer Midcap Value Fund (3/1/95)                            N/A
Pioneer Equity-Income (  )                                    N/A         N/A
Pioneer Growth Shares (  )                                    N/A         N/A
Pioneer Fund (  )                                             N/A         N/A
Pioneer Real Estate Growth (3/1/95)                           N/A         N/A
Scudder VLIF Global Discovery (5/2/97)                                    N/A
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (5/1/87)
T. Rowe Price Personal Strategy Balanced (12/31/94)
T. Rowe Price Equity Income (3/31/94)
T. Rowe Price International  (3/31/94)
T. Rowe Price Limited-Term Bond (5/13/94)
T. Rowe Price New America Growth (3/31/94)
================================================= ========= ========= ============ ============

Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

------------------------------------------------- --------- --------- ------------ ============
          SUBACCOUNT NON-STANDARDIZED              1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/99  12/31/99   12/31/99    to 12/31/99
      (DOES NOT REFLECT SURRENDER CHARGES)           %         %           %            %
 Subaccount (date of inception of corresponding
                   Portfolio)
 (Policy issued WITHOUT Enhanced Death Benefit)
------------------------------------------------- --------- --------- ------------ ============
Alger American Growth (1/9/89)                                N/A         N/A
Alger American Small Capitalization                           N/A         N/A
(9/21/88)Deutsche VIT EAFE Equity Index Fund (  )             N/A         N/A
Deutsche VIT Small Cap Equity Index Fund (  )                 N/A         N/A
Federated Prime Money Fund II (11/21/94)
Federated Fund for U.S. Government Securities                 N/A         N/A
(3/28/94)                                                     N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)                          N/A         N/A
Fidelity VIP II Index 500 (8/27/92)                           N/A         N/A
MFS Emerging Growth Series (7/24/95)                          N/A         N/A
MFS High Income Series (7/26/95)                              N/A         N/A
MFS Research Series (7/26/95)                                 N/A         N/A
MFS Capital Opportunities Series (8/14/96)                    N/A         N/A
MFS Global Governments Series (6/14/95)                       N/A         N/A
MSDW Emerging Markets Equity (10/1/96)                        N/A         N/A
MSDW Fixed Income (1/2/97)                                    N/A
Pioneer Midcap Value Fund (3/1/95)                            N/A         N/A
Pioneer Equity-Income (  )                                    N/A         N/A
Pioneer Growth Shares (  )                                    N/A         N/A
Pioneer Fund (  )                                             N/A         N/A
Pioneer Real Estate Growth (3/1/95)                                       N/A
Scudder VLIF Global Discovery (5/2/97)
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (5/1/87)
T. Rowe Price Personal Strategy Balanced
(12/31/94)
T. Rowe Price Equity Income (3/31/94)
T. Rowe Price International  (3/31/94)
T. Rowe Price Limited-Term Bond (5/13/94)
T. Rowe Price New America Growth (3/31/94)
================================================= ========= ========= ============ ============
 Subaccount (date of inception of corresponding    1 Year   5 Years    10 Years       Since
                   Portfolio)                      Ended     Ended       Ended      Inception
  (Policy issued WITH Enhanced Death Benefit)     12/31/99  12/31/99   12/31/99    to 12/31/99
================================================= ========= ========= ============ ============

Alger American Growth (1/9/89)
Alger American Small Capitalization (9/21/88)                 N/A         N/A
Deutsche VIT EAFE Equity Index Fund (  )                      N/A         N/A
Deutsche VIT Small Cap Equity Index Fund (  )                 N/A         N/A
Federated Prime Money Fund II (11/21/94)                      N/A         N/A
Federated Fund for U.S. Government Securities                 N/A
(3/28/94)                                                     N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)                          N/A         N/A
Fidelity VIP II Index 500 (8/27/92)                           N/A         N/A
MFS Emerging Growth Series (7/24/95)                          N/A         N/A
MFS High Income Series (7/26/95)                              N/A         N/A
MFS Research Series (7/26/95)                                 N/A         N/A
MFS Capital Opportunities Series (8/14/96)                    N/A         N/A
MFS Global Governments Series (6/14/95)                       N/A         N/A
MSDW Emerging Markets Equity (10/1/96)                                    N/A
MSDW Fixed Income (1/2/97)                                    N/A         N/A
Pioneer Midcap Value Fund (3/1/95)                            N/A
Pioneer Equity-Income (  )                                    N/A         N/A
Pioneer Growth Shares (  )                                    N/A         N/A
Pioneer Fund (  )                                             N/A         N/A
Pioneer Real Estate Growth (3/1/95)                                       N/A
Scudder VLIF Global Discovery (5/2/97)                                    N/A
Scudder VLIF Growth & Income (5/1/97)
Scudder VLIF International (5/1/87)
T. Rowe Price Personal Strategy Balanced
(12/31/94)
T. Rowe Price Equity Income (3/31/94)
T. Rowe Price International  (3/31/94)
T. Rowe Price Limited-Term Bond (5/13/94)
T. Rowe Price New America Growth (3/31/94)

================================================= ========= ========= ============ ============

THE FIGURES ABOVE ARE NOT AN INDICATION OF PRESENT, PAST, OR FUTURE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS OR OF THE ACTUAL PORTFOLIOS AVAILABLE UNDER THE POLICY.


        We may  disclose  cumulative  total  returns  in  conjunction  with  the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:
                                CTR = (ERV/P) - 1
        Where:
            CTR = -- The  cumulative  total return net of  Subaccount  recurring charges for the period.
            ERV = -- The ending redeemable value of the hypothetical investment at the end of the period.
              P = -- A hypothetical initial purchase payment of $1,000.


OTHER PERFORMANCE INFORMATION
        The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times

Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune
Inc.
Institutional Investor
Insurance Forum
Insurance Sales

Insurance Week
Journal of Accountancy
Journal of the American Society
      of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money

                                OTHER INFORMATION


        A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site:
HTTP://WWW.SEC.GOV.

                              FINANCIAL STATEMENTS

        This Statement of Additional Information contains financial statements for the Variable Account as of December 31, 1999 and for the years ended December 31, 1999 and 1998 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein.
        The Financial Statements of United of Omaha Life Insurance Company as of December 31, 1999 and 1998, and for the three years ended December 31, 1997, 1998 and 1999 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on our ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

     [AUDITED FINANCIAL STATEMENTS OF UNITED OF OMAHA and THE UNITED SEPARATE ACCOUNT C WILL BE INSERTED HERE BY SUBSEQUENT POST-EFFECTIVE AMENDMENT BEFORE THIS AMENDED REGISTRATION BECOMES EFFECTIVE.]

PART C  OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:  The following exhibits are filed herewith:

EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-----------      ----------------------
(1)   (a)        Resolution  of the Board of Directors of United of Omaha Life
                 Insurance Company establishing the Variable Account. *

(2)              Not applicable.

(3) (a) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*

(4)  (a)         Form of Policy for the SERIES V variable annuity Policy.*

     (b)         Form of Riders to the Policy.*

(1)              Systematic Transfer Enrollment Program Endorsement to the
                 Policy. **

(5)              Form of Application to the Policy.  ***

(6)  (a)         Articles of Incorporation of United of Omaha Life Insurance
                 Company.*

     (b)         Bylaws of United of Omaha Life Insurance Company.*

(7)              Not applicable.

(8)  (a)         Participation  Agreement by and between  United of Omaha Life
                 Insurance Company and the Alger American Fund*

    (b) Participation Agreement by and between United of Omaha Life Insurance Company and the Insurance Management Series*

    (c) Participation Agreement by and between United of Omaha Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II.*

    (d) Participation Agreement by and between United of Omaha Life Insurance Company and the MFS Variable Insurance Trust.*

    (e) Participation Agreement by and between United of Omaha Life Insurance Company and the Pioneer Variable Contracts Trust.*

    (f) Participation Agreement by and between United of Omaha Life Insurance Company and the Scudder Variable Life Investment Fund.*

    (g) Participation Agreement by and between United of Omaha Life Insurance Company and T. Rowe Price International Series,
                 T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series.*

     (h) Participation Agreement by and between United of Omaha Life Insurance Company and Morgan Stanley Universal Fund, et. al.**

      (i) Participation Agreement by and between United of Omaha Life Insurance Company and BT Insurance Funds Trust.#

      (j)        Administrative Services Agreement with Vantage Computer
                 Systems.*

 (9)             Opinion and Consent of Counsel.#

(10)             Consents of Independent Auditors.#

(11)             Not applicable.

(12)             Not applicable.

(13)             Schedules of Computation of Performance Data.#

(14)             Powers of Attorney.****


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account B filed on April 7, 1998 (File No. 333-18881).

*** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

****Incorporated by reference to the Registration Statement for United of Omaha Separate Account filed on April 26, 1999 (File No. 33-89848).

# To be filed by a post-effective amendment filed before the effective date of this Amended Registration.



ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and senior officers are:

 DIRECTORS*
 Samuel L. Foggie, Sr.   Retired Banking and Finance Industry Executive
 Carol B. Hallett        President and CEO, Air Transport Association of America
 Jeffrey M. Heller       President & COO, Electronic Data Systems
 Thomas W. Osborne       University of Nebraska Alumni Association
 Richard J. Sampson      Retired Insurance Executive of our Company
 Oscar S. Straus II-     Chairman, The Daniel and Florence Guggenheim Foundation
 John A. Sturgeon        President and COO of our Company
 Michael A. Wayne        John Wayne Cancer Institute and John Wayne Foundation
                         Executive
 John W. Weekly          Chairman of the Board and CEO of our Company

 SENIOR OFFICERS*
 John W. Weekly          Chairman and Chief Executive Officer
 John A. Sturgeon        President and Chief Operating Officer
 G. Ronald Ames          Executive Vice President
 Cecil D. Bykerk         Executive Vice President (Chief Actuary)
 James L. Hanson         Executive Vice President (Information Services)
 Randall C. Horn         Executive Vice President (Individual Insurance)
 M. Jane Huerter         Executive Vice President (Corporate Secretary)
 William C. Mattox       Executive Vice President (Federal Government Affairs)
 Thomas J. McCusker      Executive Vice President (General Counsel)
 Daniel P. Neary         Executive Vice President (Group Insurance)
 Tommie D. Thompson      Executive Vice President (Treasurer;Comptroller)
 Richard A. Witt         Executive Vice President (Chief Investment Officer)


        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



Name of Corporation (where organized)                            Type of Corporation

Mutual of Omaha Insurance Company (NE)                               Accident & Health Insurance
        KFS Corporation (NE)
               Fulcrum Growth Partners, L.L.C. (NE)                  Investment Partnership
               Kirkpatrick, Pettis, Smith, Polian Inc. (NE)          Holding corporation
               KPM Investment Management, Inc. (NE)                  Registered broker-dealer & investment advisor
               Kirkpatrick Pettis Trust Company (NE)                 Investment advisor
                          Trust company
        Mutual of Omaha Health Plans, Inc. (NE)                      Holding corporation
               Exclusive Healthcare, Inc. (NE)                       HMO
                   Mutual of Omaha Health Plans of Lincoln, Inc.(NE) Staff Model HMO
                   Preferred Health Alliance, Inc. (NE) (51%)        Joint venture w/physician & hospital organization

               Mutual of Omaha Health Plans of Ohio, Inc. (OH)       HMO
               Mutual of Omaha of South Dakota & Community Health
                                      Plus HMO, Inc. (SD)            HMO
          Mutual of Omaha Holdings, Inc. (NE)                          Holding corporation
               innowave incorporated (NE)                            Markets water distillation products
               Mutual Asset Management Co. (NE)                      Asset management services
               Mutual of Omaha Investor Services, Inc. (NE)          Registered securities Broker-Dealer
               Mutual of Omaha Marketing Corporation (NE)            Markets health insurance
          Mutual of Omaha U.K. Limited (U.K.)                          Insurance in United Kingdom (inactive)
        The Omaha Indemnity Company (WI)                             Property & casualty insurance  (no new business since 1986)
        Omaha Property and Casualty Insurance Company (NE)           Property & casualty insurance
               Adjustment Services, Inc. (NE)                        Claims adjusting services
         United of Omaha Life Insurance Company (NE)                  Life, H&A insurance/annuities
           Companion Life Insurance Company (NY)                     Life insurance/annuities
           Mutual of Omaha Structured Settlement Company, Inc. (CT)  Structured settlements
           Mutual of Omaha Structure Settlement Company of
                                        New York, Inc. (NY)          Structured settlements
           United World Life Insurance Company (NE)                  Accident & health and life insurance

*Subsidiaries of subsidiaries are indicated by indentations.


ITEM 27.       NUMBER OF POLICYOWNERS

      As of December 31, 1999, there were 16,977 Owners of the Policies.

ITEM 28.       INDEMNIFICATION

   The Nebraska Business Corporation Act (Section 21-2004(15)) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.
   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. With respect to indemnification, Section XI of United's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

   Article VII of United of Omaha's Bylaws provides as follows:

               Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that such person then is or was a director, officer, employee, or agent of the Company (or is or was serving at the request of the Company in any such capacity for an other legal entity or enterprise, shall be indemnified by the Company against expense, judgements, fines, and amounts paid in settlement to the full extent that such persons are permitted to be indemnified by the laws of the State of Nebraska as in effect as of any date of determination. The provisions of this Article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this Article.


ITEM 29.       PRINCIPAL UNDERWRITER

           (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.
            (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                         TITLE

            John W. Weekly           Chairman, Director
            Richard A. Witt          President, Director
            M. Jane Huerter          Secretary and Director
            Brian P. McGinty         Director
            Randall C. Horn          Director
            William J. Bluvas        Vice President, Treasurer

            (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 1999, United paid $[ ] in total compensation to MOIS; of this amount MOIS retained $[ ] as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United of Omaha Life Insurance Company at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31.    MANAGEMENT SERVICES.

            All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32.    UNDERTAKINGS

            (a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
            (b)Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
            (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
            (d) Registrant represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United.

SECTION 403(B) REPRESENTATIONS
        United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM
        United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment No.8 to the registration statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on February 28, 2000.

                                     UNITED OF OMAHA SEPARATE ACCOUNT C

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                                     Depositor

                                     /s/ Thomas J. McCusker
                                     ---------------------------------------
                                     By:    Thomas J. McCusker


        As required by the Securities Act of 1933, this post-effective amendment No. 8 to the registration statement has been signed by the following persons on February 28, 2000 in the capacities and on the duties indicated.

SIGNATURES                        TITLE                              DATE

by__________________________*      Chairman of the Board,              2/28/00
        John W. Weekly             Chief Executive Officer


by__________________________*     President, Chief Operation Officer,  2/28/00
        John A. Sturgeon          Director

by__________________________*     Treasurer and Comptroller            2/28/00
        Tommie Thompson           (Principal Financial Office
                                  and Principal Accounting Officer)

by__________________________ *    Director                             2/28/00
        Samuel Foggie

by__________________________*     Director                             2/28/00
        Carol B. Hallett

by__________________________*     Director                             2/28/00
Jeffrey M. Heller

by__________________________*     Director                             2/28/00
        Thomas W. Osborn

by_________________________*      Director                             2/28/00
Richard J. Sampson

by________________________*       Director                             2/28/00
        Oscar S. Straus

by_______________________*        Director                             2/28/00
        Michael A. Wayne


* Signed by Thomas J.  McCusker  under Powers of Attorney  effective  January 1,
1999.